Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan SmartSpending 2015 Fund	Class R2 Life of Fund since	Class R2 1 Year	Class R2 Inception Date	Class R2 Return After Taxes on Distributions Life of Fund since	Class R2 Return After Taxes on Distributions 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class R2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R3 Life of Fund since	Class R3 1 Year	Class R4 Life of Fund since	Class R4 1 Year	Class R5 Life of Fund since	Class R5 1 Year	Class R6 Life of Fund since	Class R6 1 Year	BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Life of Fund since	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 1 Year	SMARTSPENDING COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI World Index) Life of Fund since	SMARTSPENDING COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI World Index) 1 Year
Total	5.95%	4.81%	Dec. 30, 2016	4.37%	3.96%	4.01%	2.91%	5.16%	4.02%	5.41%	4.20%	5.68%	4.51%	5.83%	4.65%	4.88%	7.51%	13.39%	15.90%	8.55%	11.62%